ABIGAIL J. MURRAY ATTORNEY AT LAW 312-609-7796 amurray@vedderprice.com

        December 6, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Maryland Premium Income Municipal Fund (the “Registrant”);
File No. 811-07486

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2 and Nuveen Maryland Dividend Advantage Municipal Fund 3 into Nuveen Maryland Premium Income Municipal Fund.

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours,

/s/Abigail J. Murray

AJM